UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8382

                         Scudder Strategic Income Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Strategic Income Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                          Amount ($)(b)    Value ($)
                                                                                      ------------------------------

Corporate Bonds 49.5%
Consumer Discretionary 12.8%
Adesa, Inc., 7.625%, 6/15/2012                                                                30,000         31,875
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                                   75,000         75,750
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                      90,000         91,687
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                              30,000         29,100
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                       79,000         77,420
Aztar Corp., 7.875%, 6/15/2014 (d)                                                            60,000         66,600
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                      85,000         82,238
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                  60,000         66,900
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                             40,000         45,250
9.375%, 2/15/2007                                                                             30,000         32,775
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011 (d)                                                     200,000        143,500
9.625%, 11/15/2009 (d)                                                                       150,000        124,125
10.25%, 9/15/2010 (d)                                                                        280,000        295,750
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (d)                                80,000         75,600
CSC Holdings, Inc., 7.875%, 12/15/2007                                                        90,000         96,862
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                            333,000        402,930
DIMON, Inc.:
7.75%, 6/1/2013                                                                               40,000         43,400
Series B, 9.625%, 10/15/2011                                                                 220,000        245,850
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                               25,000         25,000
Series B, 9.0%, 5/1/2009                                                       EUR            20,000         24,232
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                   60,000         61,650
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                    40,000         39,500
Foot Locker, Inc., 8.5%, 1/15/2022                                                            35,000         39,113
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                              100,000         96,750
General Motors Corp., 8.25%, 7/15/2023                                                        15,000         14,748
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (d)                                             65,000         50,050
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                             60,000         47,550
ITT Corp., 7.375%, 11/15/2015                                                                 30,000         34,388
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                  165,000        184,800
Kellwood Co., 7.625%, 10/15/2017                                                              20,000         21,562
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015 (d)                                                                    30,000         31,612
11.625%, 1/15/2008 (d)                                                                        25,000         26,594
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                            120,000        125,100
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                         140,000        156,800
9.75% , 6/1/2007                                                                              40,000         44,300
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                             25,000         27,438
NCL Corp., 144A, 10.625%, 7/15/2014                                                          105,000        113,400
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                            105,000         78,750
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                          30,000         29,325
10.75%, 7/15/2008 (d)                                                                         35,000         36,750
PEI Holding, Inc., 11.0%, 3/15/2010                                                           95,000        112,694
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                                  135,000        142,425
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (d)                                            30,000         33,000
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                    70,000         75,775
PRIMEDIA, Inc.:
8.164%**, 5/15/2010 (d)                                                                      120,000        129,150
8.875%, 5/15/2011                                                                            100,000        108,000
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                                 50,000         49,375
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                 80,000         81,800
Rent-Way, Inc., 11.875%, 6/15/2010                                                            30,000         33,525
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                  10,000         11,800
Restaurant Co., 11.25%, 5/15/2008                                                            101,338         99,818
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                            45,000         45,225
Schuler Homes, Inc., 10.5%, 7/15/2011                                                        100,000        112,500
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                        125,000         81,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                              180,000        190,800
8.75%, 12/15/2011                                                                            125,000        135,312
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                          120,000        129,300
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                        170,000        159,800
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                65,000         72,800
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                          95,000        111,625
11.75%, 2/15/2013                                                              EUR            35,000         55,614
United Auto Group, Inc., 9.625%, 3/15/2012                                                   105,000        116,550
VICORP Restaurants, Inc., 10.5%, 4/15/2011 (d)                                                50,000         51,750
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                          120,000        109,500
8.25%, 8/1/2010                                                                               60,000         60,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                             75,000         81,375
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                160,000        160,400
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                  185,000        184,537
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                         81,321         83,354
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                               119,000        117,810
                                                                                                         ------------
                                                                                                          6,273,888

Consumer Staples 1.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                      37,000         38,480
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                  70,000         69,125
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                                     15,000         15,000
9.75%, 8/1/2011 (d)                                                                          100,000         89,000
National Beef Packing Co., 10.5%, 8/1/2011                                                    25,000         26,125
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014 (d)                                                        30,000          6,600
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                               95,000         75,525
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (d)                                            83,000         75,530
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                               85,000         85,425
Rite Aid Corp., 11.25%, 7/1/2008                                                             120,000        129,000
Standard Commercial Corp., 8.0%, 4/15/2012                                                    50,000         54,000
Swift & Co., 12.5%, 1/1/2010 (d)                                                              80,000         91,200
Wornick Co., 10.875%, 7/15/2011                                                               45,000         48,600
                                                                                                         ------------
                                                                                                            803,610
Energy 4.0%
Avista Corp., 9.75%, 6/1/2008                                                                120,000        137,289
Belden &  Blake Corp., 8.75%, 7/15/2012                                                       80,000         81,400
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                             85,000         91,375
9.0%, 8/15/2012                                                                               45,000         51,300
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                                140,000        144,200
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                          20,000         18,625
7.125%, 5/15/2018                                                                            120,000        102,750
7.625%, 10/15/2026 (d)                                                                        30,000         25,500
144A, 9.875%, 7/15/2010                                                                      105,000        117,600
Edison Mission Energy, 7.73%, 6/15/2009                                                      170,000        182,750
El Paso Production Holding Corp., 7.75%, 6/1/2013                                            110,000        117,975
Mission Resources Corp., 9.875%, 4/1/2011                                                     70,000         76,300
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                        115,000        115,719
Pemex Project Funding Master Trust:
6.375%, 8/5/2016                                                               EUR            40,000         58,633
144A, 9.5%, 9/15/2027                                                                        150,000        195,375
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                   70,000         77,525
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                       45,000         45,225
8.25%, 12/15/2011                                                                            120,000        129,600
Williams Companies, Inc.:
8.125%, 3/15/2012 (d)                                                                        110,000        127,875
8.75%, 3/15/2032                                                                              55,000         69,575
                                                                                                         ------------
                                                                                                          1,966,591

Financials 3.8%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                          70,000         50,400
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                  130,000        131,625
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                           48,000         52,320
AmeriCredit Corp., 9.25%, 5/1/2009                                                           190,000        204,725
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                         40,000         25,015
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014 (d)                                     125,000        129,531
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                               105,000        113,400
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                           100,000        122,112
FINOVA Group, Inc., 7.5%, 11/15/2009                                                         685,756        303,447
General Motors Acceptance Corp., 6.75%, 12/1/2014                                             30,000         28,859
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                                           105,000        111,694
PXRE Capital Trust I, 8.85%, 2/1/2027                                                         85,000         89,462
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                 35,000         30,450
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                              40,000         46,900
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                   50,000         44,198
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                          100,000         92,000
UAP Holdings Corp., 144A, Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                          55,000         44,000
UGS Corp., 144A, 10.0%, 6/1/2012                                                              85,000         96,050
Universal City Development, 11.75%, 4/1/2010                                                 130,000        152,750
                                                                                                         ------------
                                                                                                          1,868,938

Health Care 1.8%
AmeriPath, Inc., 10.5%, 4/1/2013 (d)                                                          40,000         41,600
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                          70,000         70,350
Curative Health Services, Inc., 10.75%, 5/1/2011 (d)                                          55,000         47,850
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                  50,000         49,250
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                         75,000         74,812
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                         120,000        126,300
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                               45,000         46,125
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                                50,000         51,250
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                 70,000         63,700
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                            150,000        138,750
144A, 9.25%, 2/1/2015                                                                        130,000        133,250
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                                  40,000         41,600
                                                                                                         ------------
                                                                                                            884,837

Industrials 8.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                            95,000        102,838
Allied Security Escrow Corp., 11.375%, 7/15/2011                                              90,000         94,163
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                                   225,000        212,625
Series B, 9.25%, 9/1/2012                                                                     95,000        104,975
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                     27,000         31,388
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                                 75,500         71,725
Bear Creek Corp.:
144A, 7.873%**, 3/1/2012                                                                      55,000         55,688
144A, 9.0%, 3/1/2013                                                                          35,000         35,875
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                               95,000         84,075
9.25%, 5/1/2021                                                                               45,000         48,206
Cenveo Corp., 7.875%, 12/1/2013 (d)                                                          105,000         97,650
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                     155,000        167,400
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                      55,000         62,150
Congoleum Corp., 8.625%, 8/1/2008 *                                                           45,000         45,900
Cornell Companies, Inc., 10.75%, 7/1/2012                                                     85,000         90,738
Corrections Corp. of America, 9.875%, 5/1/2009                                               110,000        121,137
Dana Corp., 7.0%, 3/1/2029                                                                    90,000         87,687
Delta Air Lines, Inc., 8.3%, 12/15/2029 (d)                                                   55,000         20,488
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 (d)                                           115,000         94,300
Erico International Corp., 8.875%, 3/1/2012                                                   70,000         72,975
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                  30,000         24,600
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (d)                               145,000        141,737
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                                   35,000         35,569
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                 140,000        156,800
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                  30,000         33,600
Kansas City Southern:
7.5%, 6/15/2009                                                                              145,000        151,887
9.5%, 10/1/2008                                                                              140,000        155,750
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                  160,000        155,600
Laidlaw International, Inc., 10.75%, 6/15/2011                                                90,000        103,163
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (d)                                                                   100,000         98,500
11.0%, 6/15/2012 (d)                                                                          20,000         17,500
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                       145,000        146,450
9.25%, 6/15/2008 (d)                                                                         135,000        150,187
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014 (d)                                                       100,000         61,500
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                             65,000         65,406
Ship Finance International Ltd., 8.5%, 12/15/2013                                            120,000        121,200
SPX Corp.:
6.25%, 6/15/2011 (d)                                                                          30,000         32,587
7.5%, 1/1/2013                                                                               130,000        144,950
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                               20,000         20,150
10.375%, 7/1/2012                                                                            125,000        140,000
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                         60,000         69,750
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                    65,000         63,375
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                               80,000         80,600
7.0%, 2/15/2014 (d)                                                                          135,000        129,937
Westlake Chemical Corp., 8.75%, 7/15/2011                                                     43,000         47,945
                                                                                                         ------------
                                                                                                          4,050,726

Information Technology 1.0%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                    85,000         91,163
Itron, Inc., 144A, 7.75%, 5/15/2012                                                           55,000         55,825
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                         230,000        218,787
7.25%, 7/15/2006 (d)                                                                          30,000         31,125
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                                      75,000         75,281
                                                                                                         ------------
                                                                                                            472,181

Materials 7.0%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                         90,000         77,400
ARCO Chemical Co., 9.8%, 2/1/2020                                                            365,000        423,400
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                           220,000        159,500
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                              75,000         82,125
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                        35,000         35,525
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                             75,000         80,625
13.0%, 6/15/2009 (d)                                                                         175,000        178,500
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                               50,000         50,000
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                              175,000        209,125
9.375%, 2/1/2013                                                                              85,000         98,281
Hercules, Inc.:
6.75%, 10/15/2029                                                                             80,000         82,400
11.125%, 11/15/2007                                                                           75,000         88,125
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                            26,000         27,170
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                       85,000        100,087
Huntsman International LLC, 10.125%, 7/1/2009                                  EUR            75,000        105,146
Huntsman LLC, 11.625%, 10/15/2010                                                            126,000        152,145
IMC Global, Inc., 10.875%, 8/1/2013 (d)                                                       45,000         54,900
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                        40,000         26,200
International Steel Group, Inc., 6.5%, 4/15/2014                                              70,000         74,900
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                               90,000         90,450
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                       141,000        155,805
144A, 13.0%, 9/30/2013                                                                        74,730         76,972
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                     145,000        155,150
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                              10,000         11,000
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                                       145,745         84,532
Pliant Corp.:
11.125%, 9/1/2009                                                                            105,000        113,400
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                                       20,000         18,800
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                  90,000         73,350
Radnor Holdings Corp., 11.0%, 3/15/2010 (d)                                                   85,000         74,800
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                     EUR            75,000        105,767
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                               45,000         46,237
TriMas Corp., 9.875%, 6/15/2012                                                              200,000        207,000
United States Steel Corp., 9.75%, 5/15/2010                                                   91,000        103,740
United States Steel LLC, 10.75%, 8/1/2008 (d)                                                 10,000         11,875
                                                                                                         ------------
                                                                                                          3,434,432

Telecommunication Services 5.5%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                  35,000         36,312
American Cellular Corp., Series B, 10.0%, 8/1/2011                                           185,000        180,144
AT&T Corp.:
7.3%, 11/15/2011                                                                             140,000        162,225
8.0%, 11/15/2031                                                                             135,000        171,619
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                                          35,000         36,488
8.375%, 1/15/2014 (d)                                                                        290,000        299,787
144A, 8.375%, 1/15/2014                                                                       25,000         25,844
Crown Castle International Corp., 9.375%, 8/1/2011                                            50,000         55,500
Dobson Communications Corp., 8.875%, 10/1/2013                                                70,000         58,800
GCI, Inc., 7.25%, 2/15/2014 (d)                                                               15,000         15,188
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                      45,000         47,194
LCI International, Inc., 7.25%, 6/15/2007                                                    120,000        117,000
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                         55,000         49,500
MCI, Inc., 7.735%, 5/1/2014 (d)                                                              295,000        331,506
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                             100,000        103,875
7.375%, 8/1/2015                                                                              70,000         76,650
Nextel Partners, Inc., 8.125%, 7/1/2011                                                       65,000         71,825
Northern Telecom Capital, 7.875%, 6/15/2026                                                   70,000         73,412
PanAmSat Corp., 9.0%, 8/15/2014                                                               30,000         33,000
Qwest Corp., 7.25%, 9/15/2025 (d)                                                            235,000        240,875
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                      135,000        160,312
144A, 14.0%, 12/15/2014                                                                       95,000        119,225
Rural Cellular Corp., 9.875%, 2/1/2010                                                        45,000         47,475
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                         30,000         26,250
Triton PCS, Inc., 8.5%, 6/1/2013                                                              40,000         39,900
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                                 20,000         22,600
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                  90,000        102,150
Western Wireless Corp., 9.25%, 7/15/2013                                                      15,000         17,419
                                                                                                         ------------
                                                                                                          2,722,075

Utilities 3.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                            170,000        193,375
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (d)                                  140,000        159,600
Aquila, Inc., 11.875%, 7/1/2012                                                               25,000         35,375
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                          95,000         95,950
144A, 8.5%, 7/15/2010 (d)                                                                    120,000         98,700
CMS Energy Corp.:
7.5%, 1/15/2009                                                                               60,000         64,200
8.5%, 4/15/2011                                                                               35,000         39,900
9.875%, 10/15/2007                                                                            85,000         94,988
Consumers Energy Co., 6.3%, 2/1/2012                                                          35,000         35,705
DPL, Inc., 6.875%, 9/1/2011                                                                  115,000        126,438
DPL Capital Trust II, 8.125%, 9/1/2031 (d)                                                    15,000         18,354
Midwest Generation LLC, 8.75%, 5/1/2034                                                       45,000         51,638
Mission Energy Holding Co., 13.5%, 7/15/2008                                                  40,000         50,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                   30,000         30,363
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                     291,000        321,555
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                              115,000        129,231
10.0%, 10/1/2009                                                                             155,000        180,963
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                            105,000        111,300
                                                                                                         ------------
                                                                                                          1,837,635


Total Corporate Bonds (Cost $23,639,388)                                                                 24,314,913
                                                                                                         ------------
Foreign Bonds - US$ Denominated 59.1%
Consumer Discretionary 1.7%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012 (d)                            60,000         63,375
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                       116,000        133,690
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                              130,000        149,500
Shaw Communications, Inc.:
7.25%, 4/6/2011 (d)                                                                           20,000         21,800
8.25%, 4/11/2010                                                                             200,000        225,000
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                         130,000        102,700
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                        45,000         47,250
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                         90,000         91,350
                                                                                                         ------------
                                                                                                            834,665

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                          80,000         90,000
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                         25,000         26,000
                                                                                                         ------------
                                                                                                            116,000

Energy 1.4%
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                          100,000        119,125
Luscar Coal Ltd., 9.75%, 10/15/2011                                                          100,000        111,750
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                 330,005        381,156
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                          75,000         74,625
                                                                                                         ------------
                                                                                                            686,656

Financials 2.6%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                      1,000,000        955,000
Conproca SA de CV, 12.0%, 6/16/2010                                                          100,000        126,000
Eircom Funding, 8.25%, 8/15/2013 (d)                                                          75,000         83,813
Mizuho Financial Group, 8.375%, 12/29/2049                                                    45,000         49,959
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                85,000         73,100
                                                                                                         ------------
                                                                                                          1,287,872

Industrials 1.5%
CP Ships Ltd., 10.375%, 7/15/2012                                                             95,000        109,369
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007 (d)                                                                        190,000        202,825
11.75%, 6/15/2009                                                                            100,000        100,750
12.5%, 6/15/2012                                                                             105,000        122,850
LeGrand SA, 8.5%, 2/15/2025 (d)                                                               90,000        111,600
Stena AB:
7.0%, 12/1/2016                                                                               60,000         59,100
9.625%, 12/1/2012                                                                             30,000         34,050
                                                                                                         ------------
                                                                                                            740,544

Information Technology 0.2%
Flextronics International Ltd., 6.25%, 11/15/2014                                            125,000        126,250
                                                                                                         ------------
Materials 2.7%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                  100,000        106,250
Avecia Group PLC, 11.0%, 7/1/2009                                                             45,000         47,250
Cascades, Inc., 7.25%, 2/15/2013                                                             125,000        133,125
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                            100,000        104,750
Citigroup Global (Severstal), 8.625%, 2/24/2009                                               46,000         47,656
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                     65,000         77,188
ISPAT Inland ULC, 9.75%, 4/1/2014                                                             99,000        120,780
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                        155,000        160,425
Rhodia SA, 8.875%, 6/1/2011 (d)                                                              185,000        191,937
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                                  325,000        325,000
                                                                                                         ------------
                                                                                                          1,314,361

Sovereign Bonds 46.0%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014                                   500,000        616,220
Dominican Republic:
9.04%, 1/23/2013                                                                             450,000        409,500
144A, 9.04%, 1/23/2013                                                                        40,000         36,400
9.5%, 9/27/2006                                                                              270,000        257,850
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .8125%, Series 30YR, 3.063%**, 4/15/2024                                          370,000        345,950
8.875%, 10/14/2019                                                                           115,000        118,622
11.0%, 8/17/2040                                                                             950,000      1,100,575
11.0%, 1/11/2012                                                                             490,000        588,000
14.5%, 10/15/2009                                                                            810,000      1,071,225
Republic of Argentina:
9.75%, 9/19/2027 *                                                                            20,000          6,476
9.75%, 9/19/2027 *                                                                         1,110,000        355,200
Series BGL4, 11.0%, 10/9/2006 *                                                              250,000         78,750
11.375%, 3/15/2010 *                                                                         385,000        123,200
11.375%, 3/15/2010 *                                                                         990,000        316,800
11.375%, 1/30/2017 *                                                                          10,000          3,200
Series BGL5, 11.375%, 1/30/2017 *                                                             15,000          4,800
11.75%, 4/7/2009 *                                                                           120,000         38,400
11.75%, 6/15/2015 *                                                                          130,000         39,000
Series 2018, 12.25%, 6/19/2018 *                                                             530,625        164,494
12.375%, 2/21/2012 *                                                                         100,000         32,000
Series 2008, 15.5%, 12/19/2008 *                                                           1,240,000        379,750
Republic of Bulgaria, 8.25%, 1/15/2015                                                     1,450,000      1,821,200
Republic of Colombia:
10.75%, 1/15/2013                                                                            840,000        980,700
11.75%, 2/25/2020                                                                            270,000        340,200
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                        740,000        691,900
Republic of Philippines:
8.375%, 2/15/2011                                                                             80,000         82,700
9.375%, 1/18/2017                                                                            990,000      1,061,775
9.5%, 10/21/2024                                                                             260,000        284,700
9.5%, 2/2/2030                                                                               320,000        321,600
9.875%, 1/15/2019                                                                            270,000        287,887
Republic of Turkey:
7.25%, 3/15/2015 (d)                                                                          60,000         62,700
7.375%, 2/5/2025                                                                             640,000        640,000
10.5%, 1/13/2008                                                                             360,000        410,400
11.5%, 1/23/2012                                                                           1,020,000      1,318,350
11.75%, 6/15/2010                                                                            460,000        580,750
12.375%, 6/15/2009                                                                           100,000        124,500
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                                     506            471
Republic of Venezuela:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .100%, Series REGS, 3.693%**, 4/20/2011                                           740,000        675,620
5.375%, 8/7/2010                                                                              50,000         46,250
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                          570,000        564,300
9.25%, 9/15/2027                                                                           1,080,000      1,112,400
10.75%, 9/19/2013                                                                            110,000        127,050
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                       1,730,000      1,826,188
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                    570,000        532,095
Series VII, 3.0%, 5/14/2011                                                                  680,000        583,032
United Mexican States:
Series A, 6.625%, 3/3/2015                                                                 1,220,000      1,307,230
8.125%, 12/30/2019                                                                           330,000        394,845
Series A, 9.875%, 2/1/2010                                                                   250,000        303,625
                                                                                                         ------------
                                                                                                         22,568,880

Telecommunication Services 2.5%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                       15,000         13,725
Axtel SA, 11.0%, 12/15/2013 (d)                                                              100,000        108,375
EMBRATEL, Series B, 11.0%, 12/15/2008                                                         75,000         86,250
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                          90,000         87,075
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 * (d)                                     15,000         10,800
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                       25,000         26,188
INTELSAT, 6.5%, 11/1/2013                                                                     30,000         25,425
Intelsat Bermuda Ltd.:
144A, 7.805%**, 1/15/2012                                                                     35,000         35,963
144A, 8.25%, 1/15/2013                                                                        45,000         47,137
Millicom International Cellular SA, 144A, 10.75%, 12/1/2013                                  175,000        185,500
Mobifon Holdings BV, 12.5% , 7/31/2010                                                       145,000        172,912
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                        60,000         63,150
Nortel Networks Corp., 6.875%, 9/1/2023                                                       25,000         24,500
Nortel Networks Ltd., 6.125%, 2/15/2006                                                      305,000        309,575
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                        25,000         25,656
                                                                                                         ------------
                                                                                                          1,222,231
Utilities 0.3%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                            180,000        135,000
                                                                                                         ------------

Total Foreign Bonds - US$ Denominated (Cost $27,782,488)                                                 29,032,459
                                                                                                         ------------
Foreign Bonds - Non US$ Denominated 8.4%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                           EUR            50,000         66,621
                                                                                                         ------------
Industrials 0.2%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                   EUR            50,000         71,670
                                                                                                         ------------
Sovereign Bonds 8.1%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009                    EUR           500,000        750,191
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                                   MXN        13,390,000        980,027
Series MI-10, 8.0%, 12/19/2013                                                 MXN         1,175,500         93,713
Series M-20, 10.0%, 12/5/2024                                                  MXN         4,380,000        378,063
Republic of Argentina:
7.5%, 5/23/2049 *                                                              EUR           397,869        162,003
8.0%, 2/26/2008 *                                                              EUR           200,000         84,746
8.5%, 7/1/2049 *                                                               EUR           890,000        310,887
Series REGS, 9.0%, 5/24/2005 *                                                 EUR            50,000         19,200
12.0%, 9/19/2016 *                                                             EUR           327,227        113,350
Republic of Colombia, 12.0%, 10/22/2015                                        COP       410,000,000        176,253
Republic of Romania, 8.5%, 5/8/2012                                            EUR           437,000        739,924
United Mexican States, 5.375%, 6/10/2013                                       EUR           130,000        182,468
                                                                                                         ------------
                                                                                                          3,990,825

Total Foreign Bonds - Non US$ Denominated (Cost $3,729,322)                                               4,129,116
                                                                                                         ------------
Convertible Bond 0.3%
Consumer Discretionary
DIMON, Inc., 6.25%, 3/31/2007                                                                120,000        119,400
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006                                           45,000         44,550
                                                                                                         ------------
Total Convertible Bond (Cost $156,371)                                                                      163,950

                                                                                              Shares       Value ($)

Common Stocks 0.1%
GEO Specialty Chemicals, Inc.*
(Cost $19,459)                                                                                 1,742         22,642
                                                                                                         ------------


Warrants 0.0%
UIH Australia Pacific, Inc.*
(Cost $0)                                                                                        280              0
                                                                                                         ------------
Preferred Stocks 0.4%
Paxson Communications Corp., 14.25% (PIK)                                                         15        121,500
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                           64         74,880
                                                                                                         ------------
Total Preferred Stocks (Cost $201,893)                                                                      196,380

                                                                                           Principal
                                                                                          Amount ($)(b)    Value ($)
                                                                                          -------------    ---------

Loan Participation 0.8%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 2.813%**, 3/4/2010
(Cost $376,886)                                                                              385,000        381,150
                                                                                                         ------------
US Government Backed 3.7%
US Treasury Bond, 7.5%, 11/15/2016                                                           720,000        913,387
US Treasury Note, 3.625%, 1/15/2010                                                          940,000        924,211
                                                                                                         ------------
Total US Government Backed (Cost $1,855,566)                                                              1,837,598

                                                                                                Unit       Value ($)
Other Investments 0.3%
Hercules, Inc., (Bond Unit)
(Cost $130,765)                                                                              165,000        135,300
                                                                                                         ------------

                                                                                              Shares       Value ($)

Securities Lending Collateral 13.0%
Daily Assets Fund Institutional, 2.57% (c)(e)
(Cost $6,395,395)                                                                          6,395,395      6,395,395
                                                                                                         ------------
Cash Equivalents 6.3%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $3,084,159)                                                                          3,084,159      3,084,159
                                                                                                         ------------

                                                                                                % of
                                                                                              Net Assets   Value ($)

Total Investment Portfolio  (Cost $67,371,692)                                                 141.9     69,693,062
Other Assets and Liabilities, Net                                                              -41.9     -20,582,392
                                                                                                         ------------
Net Assets                                                                                     100.0     49,110,670
                                                                                                         ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                            Maturity     Principal              Acquisition
Security                  Coupon              Date        Amount                  Cost ($)         Value ($)
------------------------------------------------------------------------------------------------------------
Congoleum Corp.                 8.625 %     8/1/2008          45,000   USD            31,413        45,900
------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV          10.0 %    7/15/2004          15,000   USD             9,881        10,800
------------------------------------------------------------------------------------------------------------
Intermet Corp.                   9.75 %    6/15/2009          40,000   USD            16,400        26,200
------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.          12.0 %    10/15/2010         145,745  USD            97,857        84,532
------------------------------------------------------------------------------------------------------------
Republic of Argentina:
------------------------------------------------------------------------------------------------------------
                                  7.5 %    5/23/2049         397,869   EUR           118,995       162,003
------------------------------------------------------------------------------------------------------------
                                  8.0 %     2/26/2008         200,000  EUR             63,803        84,746
------------------------------------------------------------------------------------------------------------
                                  8.5 %      7/1/2049         890,000  EUR            366,357       310,887
------------------------------------------------------------------------------------------------------------
                                  9.0 %     5/24/2005          50,000  EUR             11,101        19,200
------------------------------------------------------------------------------------------------------------
                                 9.75 %     9/19/2027          20,000  USD              6,070         6,476
------------------------------------------------------------------------------------------------------------
                                 9.75 %     9/19/2027       1,110,000  USD            248,625       355,200
------------------------------------------------------------------------------------------------------------
                                 11.0 %     10/9/2006         250,000  USD             55,000        78,750
------------------------------------------------------------------------------------------------------------
                               11.375 %     3/15/2010         385,000  USD            114,538       123,200
------------------------------------------------------------------------------------------------------------
                               11.375 %     3/15/2010         990,000  USD            276,700       316,800
------------------------------------------------------------------------------------------------------------
                               11.375 %     1/30/2017          15,000  USD              4,669         4,800
------------------------------------------------------------------------------------------------------------
                               11.375 %     1/30/2017          10,000  USD              3,295         3,200
------------------------------------------------------------------------------------------------------------
                                11.75 %      4/7/2009         120,000  USD             37,575        38,400
------------------------------------------------------------------------------------------------------------
                                11.75 %     6/15/2015         130,000  USD             40,508        39,000
------------------------------------------------------------------------------------------------------------
                                 12.0 %     9/19/2016         327,227  EUR             94,660       113,350
------------------------------------------------------------------------------------------------------------
                                12.25 %     6/19/2018         530,625  USD            146,042       164,494
------------------------------------------------------------------------------------------------------------
                               12.375 %     2/21/2012         100,000  USD             31,375        32,000
------------------------------------------------------------------------------------------------------------
                                 15.5 %    12/19/2008       1,240,000  USD            397,420       379,750
------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding       12.625 %     3/15/2010          65,000  USD             66,509        72,800
------------------------------------------------------------------------------------------------------------
                                                                                   $2,238,793    $2,472,488
------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $6,267,470, which is 12.8% of total net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR:  Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

As of February 28, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                               Unrealized
                                                                              Appreciation
     Contracts to Deliver                 In Exchange For           Date        (US $)
------------------------------------------------------------------------------------------
USD                            38,808 EUR                  31,444 3/9/2005          2,835
------------------------------------------------------------------------------------------
USD                            18,538 EUR                  15,047 3/9/2005          1,390
------------------------------------------------------------------------------------------
EUR                            13,174 USD                  17,730 3/9/2005            283
------------------------------------------------------------------------------------------
USD                            20,484 EUR                  15,609 3/9/2005            189
------------------------------------------------------------------------------------------
EUR                            15,341 USD                  20,370 3/9/2005             53
------------------------------------------------------------------------------------------
USD                           812,228 EUR                 630,000 4/28/2005        22,876
------------------------------------------------------------------------------------------
USD                           220,000 MXN               2,487,540 4/28/2005         1,627
------------------------------------------------------------------------------------------
USD                            60,504 EUR                  46,286 5/27/2005           898
------------------------------------------------------------------------------------------
EUR                            10,388 USD                  13,832 5/27/2005            52
------------------------------------------------------------------------------------------
Total unrealized appreciation                                                      30,203
------------------------------------------------------------------------------------------

                                                                               Unrealized
                                                                               Depreciation
        Contracts to Deliver                In Exchange For           Date       (US $)
------------------------------------------------------------------------------------------
EUR                              369,730 USD              453,747 3/9/2005        (35,907)
------------------------------------------------------------------------------------------
EUR                               52,001 USD               63,129 3/9/2005         (5,739)
------------------------------------------------------------------------------------------
EUR                               56,094 USD               68,996 3/9/2005         (5,293)
------------------------------------------------------------------------------------------
MXN                              969,435 USD               82,759 3/9/2005         (4,413)
------------------------------------------------------------------------------------------
EUR                               51,667 USD               64,042 3/9/2005         (4,383)
------------------------------------------------------------------------------------------
EUR                               46,491 USD               57,254 3/9/2005         (4,317)
------------------------------------------------------------------------------------------
EUR                              131,338 USD              169,668 3/9/2005         (4,270)
------------------------------------------------------------------------------------------
EUR                               54,751 USD               70,906 3/9/2005         (1,604)
------------------------------------------------------------------------------------------
EUR                               12,941 USD               15,866 3/9/2005         (1,273)
------------------------------------------------------------------------------------------
USD                              287,478 EUR              216,167 3/9/2005         (1,196)
------------------------------------------------------------------------------------------
EUR                               11,194 USD               14,229 3/9/2005           (596)
------------------------------------------------------------------------------------------
EUR                               14,880 USD               19,140 3/9/2005           (566)
------------------------------------------------------------------------------------------
EUR                               26,723 USD               34,836 3/9/2005           (555)
------------------------------------------------------------------------------------------
MXN                               63,111 USD                5,352 3/9/2005           (323)
------------------------------------------------------------------------------------------
USD                               72,867 EUR               54,919 3/9/2005           (135)
------------------------------------------------------------------------------------------
MXN                               73,948 USD                6,516 3/9/2005           (133)
------------------------------------------------------------------------------------------
EUR                            2,158,000 USD            2,809,090 4/28/2005       (51,470)
------------------------------------------------------------------------------------------
MXN                           15,030,000 USD            1,313,122 4/28/2005       (25,975)
------------------------------------------------------------------------------------------
EUR                              281,000 USD              367,542 4/28/2005        (4,940)
------------------------------------------------------------------------------------------
EUR                               46,286 USD               60,715 5/27/2005          (687)
------------------------------------------------------------------------------------------
MXN                               14,902 USD                1,299 5/27/2005           (22)
------------------------------------------------------------------------------------------
Total unrealized depreciation                                                    (153,797)
------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
COP                     Colombian Peso          MXN         Mexican Peso
--------------------------------------------------------------------------------
EUR                     Euro                    USD         United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Strategic Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005